Short-term and Long-term Investments - Summary of Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Short-term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 217,757
Gross Unrealized Gains	33
Gross Unrealized Losses	(9)
Aggregate Fair Value	217,781
U.S. Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	205,747
Gross Unrealized Gains	27
Gross Unrealized Losses	(6)
Aggregate Fair Value	205,768
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	10,242
Gross Unrealized Gains	6
Gross Unrealized Losses	(1)
Aggregate Fair Value	10,247
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,768
Gross Unrealized Gains
Gross Unrealized Losses	(2)
Aggregate Fair Value	$ 1,766